Share Based Payment Plans	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Share Based Payment Plans
18.	SHARE BASED PAYMENT PLANS

a)	Stock options
A reserve of 10,814,828 subordinate voting shares are available to be granted in stock options to officers and employees under the Company’s stock option plan. Such stock options are time vesting and 25% of the options will vest on each of the first, second, third and fourth anniversary of the grant. The stock options have a ten-year
term at the end of which the options expire.
The following table summarizes the weighted-average fair value of options granted and the main assumptions that were used to calculate the fair value during the years ended January 31, 2025 and 2024:

	January 31, 2025	January 31, 2024
Weighted-average fair value at grant date	$39.70	$42.02
Weighted average assumptions used in the fair value models
Share price	$97.32	$103.07
Risk-free interest rate	3.47%	3.53%
Expected life	5.04 years	5.00 years
Expected volatility	45.44%	44.66%
Expected annual dividend per share	0.86%	0.70%
The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted. The expected volatility used in option pricing models is calculated based on historical volatility of similar listed entities.
The number of stock options varied as follows:

	Number of options	Weighted average exercise price
Balance as at February 1, 2023	3,546,663	$58.60
Granted	590,700	103.74
Forfeited/Cancelled	(134,500)	90.94
Exercised [a]	(454,359)	38.52
Balance as at January 31, 2024	3,548,504	$67.46
Granted	433,070	98.12
Forfeited/Cancelled	(153,825)	103.80
Exercised [b]	(422,087)	33.42
Balance as at January 31, 2025	3,405,662	$73.94
[
a]
The weighted average stock price on these exercised stock options was $104.48.
[b]
The weighted average stock price on these exercised
stock
options was $93.02.

The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2025:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$20 to $40	818,726	$27.44	4.9	818,726	$27.44
$40 to $60	493,580	45.86	4.3	493,580	45.86
$60 to $80	252,011	62.95	3.5	252,011	62.95
$80 to $100	456,720	97.46	9.1	18,800	90.26
$100 to $120	1,379,325	105.62	7.2	641,825	106.60
$120 to $140	5,300	123.03	6.6	3,975	123.03
Balance as at January 31, 2025	3,405,662	$73.94	6.2	2,228,917	$59.03
The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2024:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$20 to $40	1,129,001	$27.47	5.9	764,326	$27.86
$40 to $60	584,980	45.86	5.3	584,980	45.86
$60 to $80	274,473	62.96	4.5	272,223	62.90
$80 to $100	39,400	90.31	8.7	9,850	90.31
$100 to $120	1,514,050	105.61	8.2	320,900	107.66
$120 to $140	6,600	123.03	7.6	3,300	123.03
Balance as at January 31, 2024	3,548,504	$67.46	6.7	1,955,579	$51.69
Share based compensation expense of $15.5 million for the year ended January 31, 2025 ($20.7 million for the year ended January 31, 2024) has been recorded in general and administrative expenses in the consolidated statements of net income.
As at January 31, 2025, the total unrecognized compensation cost related to unvested share-based payments totalled $17.2 million ($21.7 million as at January 31, 2024).

b)	Restricted and deferred share units
The Company offers a share unit plan to certain eligible employees under which restricted share units (“RSUs”) are granted. These grants fully vest after three years of continuous employment from the date of the grant and are paid in cash once vested. Holders of restricted share units are entitled to dividends declared by the Company which are paid out in cash once the grants fully vest.
The Company also offers a deferred share unit plan (“DSUs”) to the independent members of the Company’s Board of Directors. The value of these DSUs is based on the Company’s share price at the time of payment. Holders of deferred share units are entitled to dividends declared by the Company which are recognized in the form of additional awards equivalent in value to the dividends paid on common shares. DSUs granted under the plan will be redeemable and the value thereof payable in cash only after the member ceases to act as a director of the Company.
The following tables presents the changes in the plans’ status during the years ended January 31, 2025 and 2024:

	Number of units
	DSU	RSU
Balance as at February 1, 2023	99,937	—
Granted	20,535	—
Paid	(6,138)	—
Balance as at January 31, 2024	114,334	—
Granted	24,888	167,800
Forfeited/Cancelled	—	(18,150)
Paid	(29,980)	—
Balance as at January 31, 2025	109,242	149,650
As at January 31, 2025, the liability related to the RSU plan was $3.0 million, all of which is presented under other non-current
liabilities (nil as at January 31, 2024). The associated compensation expense for the years ended January 31, 2025 and January 31, 2024 were $3.0 million and nil million, respectively. No amount was paid under this plan for the year ended January 31, 2025 (nil for the year ended January 31, 2024).
As at January 31, 2025, the liability related to the DSU plan was $7.6 million, all of which is presented under other non-current
liabilities ($9.7 million as at January 31, 2024). The associated expense for the year ended January 31, 2025 was immaterial ($0.8 million gain for the year ended January 31, 2024). An amount of $2.1 million was paid under these plans for the year ended January 31, 2025 ($0.6 million for the year ended January 31, 2024).
The Company uses total return swaps to mitigate the impact of the share price variation on the RSU payment plan. During the year ended January 31, 2025, the Company entered
12-month
term swaps contracts that are renewable annually until the end of the vesting period for an amount of $14.6 million. The change in fair value of the total return swaps was $4.3 million for the year ended January 31, 2025 (nil for the year ended January 31, 2024), of which $1.2 million was recorded under general and administrative expenses.